Stock Warrants and Options (Details Textual) (USD $)	0 Months Ended	1 Months Ended		0 Months Ended				1 Months Ended		0 Months Ended	1 Months Ended				0 Months Ended	1 Months Ended				0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended							0 Months Ended		1 Months Ended			2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended			59 Months Ended	95 Months Ended	101 Months Ended		0 Months Ended										12 Months Ended		0 Months Ended				12 Months Ended	59 Months Ended	12 Months Ended
	May 23, 2014	Jun. 04, 2014	May 02, 2014	Mar. 14, 2014	Feb. 04, 2014	Feb. 14, 2014	Jan. 06, 2014	Jun. 26, 2014	Apr. 24, 2014	Jan. 10, 2014	Jun. 11, 2014	Mar. 28, 2014	Feb. 28, 2014	Jan. 17, 2014	Jun. 07, 2013	Apr. 11, 2014	Apr. 04, 2014	Jan. 27, 2014	Dec. 17, 2013	Nov. 13, 2013	Dec. 31, 2013	Oct. 16, 2013	Oct. 29, 2013	Sep. 26, 2013	Sep. 30, 2013	Jun. 28, 2013	Mar. 19, 2013	Jan. 29, 2013	Nov. 20, 2012	Apr. 10, 2012	Feb. 10, 2012	Sep. 28, 2012	Feb. 03, 2012	Dec. 19, 2011	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Jul. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013	Jun. 30, 2014	Aug. 15, 2012	Nov. 08, 2013 Issuance One [Member]	Sep. 11, 2013 Issuance One [Member]	Jan. 16, 2013 Issuance One [Member]	Nov. 08, 2013 Issuance Two [Member]	Sep. 11, 2013 Issuance Two [Member]	Jan. 16, 2013 Issuance Two [Member]	Dec. 15, 2011 Employees And Directors [Member]	Mar. 15, 2011 Employees And Directors [Member]	Dec. 15, 2011 Employees [Member]	Mar. 15, 2011 Employees [Member]	Dec. 31, 2013 Employees [Member]	Dec. 31, 2012 Employees [Member]	Dec. 15, 2011 At Grant Date [Member] Employees [Member]	Mar. 15, 2011 At Grant Date [Member] Employees [Member]	Dec. 15, 2011 Each Year For Three Years After Grant Date [Member] Employees [Member]	Mar. 15, 2011 Each Year For Three Years After Grant Date [Member] Employees [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 19, 2011 Maximum [Member]	Dec. 19, 2011 Minimum [Member]
Stock Warrants and Options [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	82,000	69,000	150,000	26,489	39,733	49,667	8,278	50,000	48,000	11,589	50,000	26,489	43,044	13,244	49,667	23,179	16,556	66,222	66,222	24,833	118,203	6,622	33,111	43,044	116,402	49,667	33,111	49,667	82,778	87,165	39,733	82,778	99,333	99,333	115,612		115,612	1,390,667		115,612	118,203				118,203		38,205	29,800	4,967	24,833	4,768	795	1,862		1,490,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.20	$ 1.20	$ 1.20	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 1.20	$ 1.20	$ 2.01	$ 1.20	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 0.25	$ 2.01	$ 2.01	$ 2.01	$ 0.25	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 1.26	$ 1.26	$ 2.01	$ 1.26		$ 0.25		$ 0.25	$ 1.26		$ 0.25	$ 0.25				$ 0.25		$ 1.89	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 2.01															$ 2.52	$ 1.26
Class Of Warrants Or Rights Expiration Date	5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years	3 years	3 years	4 years	5 years	3 years	5 years	5 years	5 years			4 years			5 years							5 years	5 years	3 years	5 years	5 years	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																																									0	0												546,333		407,267	516,533									773,187	1,820,659
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price																																									$ 0	$ 0												$ 0.25	$ 1.13	$ 1.13	$ 1.13									$ 1.21	$ 1.33
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage																																																												25.00%	25.00%	25.00%	25.00%
Warrants Exercise Price Percentage																																		80.00%
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total																					$ 14,365																				$ 14,365	$ 43,549			$ 14,365
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition																																									1 year
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum																																									1.72%	0.19%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum																																									0.14%	0.14%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum																																									6.30%	9.40%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum																																									23.20%	21.10%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate																																									0.00%	0.00%
Share-based Compensation, Total																																				0	147,461		0	147,461	476,325	28,773	574,343	1,113,372	2,192,813	2,192,813																		0	0
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense																																																										$ 0	$ 0